Sales contracts (Details) - USD ($)	1 Months Ended					12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Disclosue Of Sales Contracts Abstract
Total discounted market prices					$ 3,000,000
Cancellation fee					$ 2,750,000
Pursuant to agreement		$ 600,000	$ 1,300,000	$ 2,000,000
Contract pounds of uranium	$ 100,000
Price per pound (in Dollars per share)	$ 70.5
Sales contracts term						5 years